Financial assets at amortized cost - Securities (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 70,222	R$ 36,852
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	39,289	16,738
Government securities - Latin America [member]
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	969	0
Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 29,964	R$ 20,114